Segment Analysis - Summary of Analysis of Revenue by Format (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue	£ 7,355	£ 6,895	£ 5,971
Electronic [member]
Disclosure of products and services [line items]
Revenue	5,399	4,954	4,179
Print [member]
Disclosure of products and services [line items]
Revenue	834	875	906
Face to face [member]
Disclosure of products and services [line items]
Revenue	£ 1,122	£ 1,066	£ 886